Operating Expenses - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating expense [line items]
Research and efficacy costs	£ 6	£ 8	£ 10
Adjustments for impairment loss (reversal of impairment loss) recognised in profit or loss, property, plant and equipment		11
Expense of restructuring activities	(2)	0	150
Severance and Impairment of RightofUse Property Assets [Member]
Operating expense [line items]
Expense of restructuring activities	£ 2	£ 0	£ 150